Item 1. Schedule of Investments.

T. ROWE PRICE SPECTRUM INCOME FUND
Unaudited	Percent of	September 30, 2005
PORTFOLIO OF INVESTMENTS(1)†	Net Assets	Shares	Value
(Cost and value in $ 000s)

T. Rowe Price New Income Fund	23.9%	127,780,856	1,153,861
T. Rowe Price Equity Income Fund	18.0	32,521,245	869,618
T. Rowe Price High Yield Fund	16.6	114,571,344	799,708
T. Rowe Price GNMA Fund	12.4	63,275,765	601,120
T. Rowe Price International Bond Fund	11.1	55,493,062	537,173
T. Rowe Price Summit Cash Reserves Fund	6.5	315,695,450	315,695
T. Rowe Price Short-Term Bond Fund	5.0	51,522,623	242,156
T. Rowe Price Corporate Income Fund	2.5	12,173,408	118,204
T. Rowe Price Emerging Markets Bond Fund	2.1	7,212,948	103,361
T. Rowe Price U.S. Treasury Long-Term Fund	1.9	7,825,732	93,831

Total Investments in Securities
100.0% of Net Assets (Cost $4,595,633)			$4,834,727
(1)	Denominated in U.S. dollars unless otherwise noted

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies.
As defined by the 1940 Act, an affiliated company is one in which the fund owns 5%
or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	9/30/05	12/31/04
T. Rowe Price New
Income Fund	$180,744	$ 47,159	$34,073	$1,153,861	$ 1,029,081
T. Rowe Price Equity
Income Fund	155,799	33,413	9,454	869,618	743,541
T. Rowe Price High
Yield Fund	70,363	144,477	46,170	799,708	876,281
T. Rowe Price GNMA
Fund	101,735	25,433	19,808	601,120	533,800
T. Rowe Price
International Bond
Fund	74,479	47,441	11,304	537,173	563,905
T. Rowe Price
Summit Cash
Reserves Fund	310,430	63,857	5,186	315,695	69,123
T. Rowe Price Short-
Term Bond Fund	93,095	255,979	6,805	242,156	403,817
T. Rowe Price
Corporate Income
Fund	25,788	4,989	4,063	118,204	99,653
T. Rowe Price
Emerging Markets
Bond Fund	7,455	3,806	5,035	103,361	92,279
T. Rowe Price U.S.
Treasury Long-Term
Fund	5,456	3,911	3,036	93,831	91,285
Totals			$144,934	$4,834,727	$ 4,502,765

‡ Includes dividend income of $9,454 and interest income of $135,480.

The accompanying notes are an integral part of this Portfolio of Investments

T. ROWE PRICE SPECTRUM GROWTH FUND
Unaudited	Percent of	September 30, 2005
PORTFOLIO OF INVESTMENTS(1)†	Net Assets	Shares	Value
(Cost and value in $ 000s)
T. Rowe Price Growth Stock Fund	17.8%	17,861,832	487,271
T. Rowe Price Blue Chip Growth Fund	16.7	14,618,437	459,604
T. Rowe Price Equity Income Fund	16.0	16,418,486	439,030
T. Rowe Price New Horizons Fund *	14.8	12,776,577	407,445
T. Rowe Price International Stock Fund	9.6	18,441,610	262,424
T. Rowe Price Value Fund	9.1	10,614,172	249,858
T. Rowe Price International Growth & Income Fund	7.4	14,416,847	203,278
T. Rowe Price Mid-Cap Value Fund	5.4	6,211,526	147,896
T. Rowe Price Emerging Markets Stock Fund	3.2	3,493,043	88,234

Total Investments in Securities
100.0% of Net Assets (Cost $2,005,947)			$2,745,040

(1) Denominated in U.S. dollars unless otherwise noted

* Non income producing

†Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	9/30/05	12/31/04
T. Rowe Price
Growth Stock Fund	$ 58,352	$ 8,228	$-	$487,271	$ 424,516
T. Rowe Price Blue
Chip Growth Fund	60,669	7,240	-	459,604	397,638
T. Rowe Price Equity
Income Fund	30,453	10,857	5,005	439,030	417,376
T. Rowe Price New
Horizons Fund	1,913	18,376	-	407,445	396,713
T. Rowe Price
International Stock
Fund	2,078	23,824	-	262,424	261,989
T. Rowe Price Value
Fund	60,949	2,879	-	249,858	185,914
T. Rowe Price
International
Growth & Income
Fund	24,483	3,796	-	203,278	160,607
T. Rowe Price Mid-
Cap Value Fund	4,392	44,733	-	147,896	207,896
T. Rowe Price
Emerging Markets
Stock Fund	-	36,625	-	88,234	116,344
T. Rowe Price
Growth & Income
Fund	-	21,508	-	-	34,270
Totals			$5,005	$2,745,040	$ 2,603,263

‡Includes dividend income of $5,005 and no interest income.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND
Unaudited	Percent of	September 30, 2005
PORTFOLIO OF INVESTMENTS(1)†	Net Assets	Shares	Value
(Cost and value in $ 000s)
T. Rowe Price International Stock Fund	45.5%	4,595,533	65,395
T. Rowe Price European Stock Fund	28.0	1,893,885	40,169
T. Rowe Price Japan Fund *	9.9	1,407,644	14,217
T. Rowe Price Emerging Markets Stock Fund	7.1	402,467	10,166
T. Rowe Price International Discovery Fund	4.7	173,670	6,749
T. Rowe Price New Asia Fund	2.7	316,815	3,818
T. Rowe Price Emerging Europe & Mediterranean Fund *	2.1	127,599	3,074

Total Investments in Securities
100.0% of Net Assets (Cost $125,449)			$143,588

(1) Denominated in U.S. dollars unless otherwise noted

* Non income producing

†Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	9/30/05	12/31/04
T. Rowe Price
International Stock
Fund	$9,059	$ 1,938	$ -	$ 65,395	$ 51,746
T. Rowe Price
European Stock
Fund	6,928	1,157	-	40,169	31,829
T. Rowe Price Japan
Fund	1,520	-	-	14,217	10,455
T. Rowe Price
Emerging Markets
Stock Fund	289	298	-	10,166	7,877
T. Rowe Price
International
Discovery Fund	699	12	-	6,749	4,989
T. Rowe Price New
Asia Fund	-	199	-	3,818	3,298
T. Rowe Price
Emerging Europe &
Mediterranean Fund	-	238	-	3,074	2,326
Totals			$ -	$ 143,588	$ 112,520

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Spectrum Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively, the Spectrum Funds) are three portfolios established by the corporation.

Each Spectrum Fund diversifies its assets within set limits among specific underlying T. Rowe Price funds (underlying Price funds). Spectrum Growth seeks long-term capital appreciation and growth of income, with current income a secondary objective. Spectrum Income seeks a high level of current income with moderate share price fluctuation. Spectrum International seeks long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. One of the underlying Price funds held by Spectrum International, the T. Rowe Price Japan Fund, is not open on certain days when Spectrum International is open. On such days, a net asset value per share is computed for the Japan Fund solely for purposes of valuing Spectrum International. The net asset value is computed in the normal manner using the most recent yen-denominated closing prices and exchange rates on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds' Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes and net unrealized gain (loss) on investments was as follows:

	Spectrum	Spectrum	Spectrum
	Growth	Income	International
Cost	$2,005,947,000	$4,595,633,000	$125,449,000
Unrealized appreciation	$739,093,000	$279,486,000	$18,139,000
Unrealized depreciation	-	(40,392,000)	-
Net unrealized appreciation (depreciation)	$739,093,000	$239,094,000	$18,139,000

NOTE 3 - RELATED PARTIES

The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the Spectrum Funds may represent a significant portion of an underlying Price fund's net assets. At September 30, 2005, Spectrum Growth and Spectrum International Funds each held less than 25% of the outstanding shares of any underlying Price fund; Spectrum Income Fund held approximately 49.7% of the outstanding shares of the Corporate Income Fund, 43.0% of the GNMA Fund, 38.0% of the U.S. Treasury Long-Term Fund, 32.7% of the New Income Fund, 29.2% of the International Bond Fund, and 25% of the Emerging Markets Bond Fund.

For the period ended September 30, 2005, realized gain (loss) on affiliated companies was $65,440,000 for Spectrum Growth Fund, ($31,801,000) for Spectrum Income Fund, and ($628,000) for Spectrum International Fund.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005